Accrued payroll and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018
Current:
Accrued payroll	$ 59,772	$ 77,087
Accrued expenses	14,993	6,586
Other liabilities	4,453	2,706
Accrued payroll and other liabilities, current	79,218	86,379
Non-current:
Phantom RSU award liability	2,730	2,102
Security deposits	5,976	6,836
Other liabilities	2,491	2,365
Accrued payroll and other liabilities, non-current	21,884	23,497	$ 18,918	$ 35,322	$ 34,378
Initial fees
Non-current:
Deferred income	4,612	5,802
Excluding Franchise, Initial Fees
Non-current:
Deferred income	$ 6,075	$ 6,392